Subsequent Events	11 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date on which the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.